Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 212,584	$ 149,379	$ 182,415
Other comprehensive income (loss), net of tax:
Foreign currency translation	96,807	(111,951)	53,304
Cash flow hedges:
Net (loss) gain recognized in accumulated other comprehensive loss	(27,595)	33,150	(17,393)
Reclassification of net loss (gain) to consolidated statements of income	27,635	(26,904)	15,124
Cash flow hedges (net of deferred income taxes of $(1,664), $(1,597) and $896)	40	6,246	(2,269)
Securities available for sale:
Unrealized loss on available for sale securities	(134)	(552)	(1,780)
Reclassification of net loss to consolidated statements of income	4,204	774	1,119
Securities available for sale (net of deferred income taxes $68, $99 and $577).	4,070	222	(661)
Total other comprehensive income (loss)	100,917	(105,483)	50,374
Comprehensive income	313,501	43,896	232,789
Less: Comprehensive income attributable to non-controlling interests	(531)	(540)	(1,136)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 312,970	$ 43,356	$ 231,653